Deposits (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Financial Services, Banking and Thrift [Abstract]
Time Deposit Maturities
At March 31, 2023, the scheduled maturities of time deposits for the remaining nine months ending December 31, 2023 and the following five years were as follows (in thousands):

As of March 31, 2023
Remaining nine months ending, December 31, 2023	$130,833
2024	114,613
2025	133,679
2026	82,141
2027	49,529
2028	77,386
$588,181

At June 30, 2023, the scheduled maturities of time deposits for the remaining six months ending December 31, 2023 and the following five years were as follows (in thousands):

As of June 30, 2023
Remaining six months ending, December 31, 2023	$99,479
2024	191,983
2025	132,500
2026	82,716
2027	49,528
2028	77,838
Total	$634,044

At December 31, 2022, the scheduled maturities of time deposits for the next five years were as follows (in thousands):

Years ending December 31,
2023	$153,075
2024	94,816
2025	45,724
2026	3,449
2027	1,827
$298,891